Real estate properties held for lease, net	12 Months Ended
Dec. 31, 2018
Real estate properties held for lease, net [Abstract]
Real estate properties held for lease, net
5.	Real estate properties held for lease, net

	December 31, 2017	December 31, 2018
	US$	US$
Elementary schools	3,264,185	3,107,711
Basement parking	10,118,622	9,633,568
Kindergartens	9,596,645	10,194,286
Parking facilities	58,460,591	55,941,369
Clubhouses	8,181,616	7,789,415
Shopping mall	211,690,677	243,346,989
Others	-	2,972,811
Total costs	301,312,336	332,986,149
Accumulated depreciation	(23,379,023)	(30,221,932)

Real estate properties held for lease, net	277,933,313	302,764,217

Depreciation expense for real estate properties held for lease for the year ended December 31, 2018 amounted to US$7,963,627(2016: US$2,929,277; 2017: US$7,280,421).

As of December 31, 2018, US$175,429,630 of real estate properties held for lease were pledged as collateral for other debts (2017: US$48,610,581).

As of December 31, 2018, minimum future rental income on non-cancellable leases (none of which contains any contingent rental clauses), in the aggregate and for each of the five succeeding fiscal years and thereafter, is as follows:

Year	Amount
US$

2019	12,688,803
2020	12,900,942
2021	12,510,802
2022	11,803,631
2023 and thereafter	95,712,565

Total	145,616,743